[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]

(212) 318-6295
domenickpugliese@paulhastings.com

April 17, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	X Exchange-Traded Funds, Inc. (the “Fund”)

Registration Statement on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Registration Statement on Form N-1A, including exhibits, for filing under the Securities Act of 1933.

This filing is for the registration of shares of common stock of an open-end management investment company pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Fund is organized as an exchange-traded fund and consists of eight separate portfolios. Please be advised that the Fund’s investment adviser has filed other exchange-traded funds that have been reviewed by Mr. John M. Ganley.

Should you have any questions regarding the foregoing, please do not hesitate to contact me at (212) 318-6295.

Very truly yours,

   /s/ Domenick Pugliese

Domenick Pugliese

for PAUL, HASTINGS, JANOFSKY & WALKER LLP